SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - HKD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Accounts Receivable Net
Balance	$ 855,652	$ 297,107	$ 297,107	$ 181,889
Allowance for doubtful debts	43,932	71,879	558,069	212,718
Foreign translation adjustment	(570)
Written off				(97,500)
Exchange difference			476
Balance	$ 899,014	$ 368,986	$ 855,652	$ 297,107